STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income USD ($)	Total USD ($)
Beginning balance, value at Dec. 31, 2011		$ 21,028,596	$ (14,008,796)	$ 571,132	$ 7,590,932
Beginning balance, shares at Dec. 31, 2011	69,412,043
Stock compensation, non-employees		40,826			40,826
Private placement, common stock and warrants issuance for cash, shares	5,231,667
Private placement, common stock and warrants issuance for cash		226,400			226,400
Derivative liability adjustment		(226,400)			(226,400)
Net loss and comprehensive income			(1,856,790)	168,351	(1,688,439)
Ending balance, value at Dec. 31, 2012		21,069,422	(15,865,586)	739,483	5,943,319
Ending balance, shares at Dec. 31, 2012	74,643,710
Stock compensation, non-employees		80,080			80,080
Reclassification of warrant derivative liability due to warrant exercise		117,069			117,069
Warrant exercise, shares	625,000
Warrant exercise, value		37,500			37,500
Private placement, common stock and warrants issuance for cash, shares	10,459,796
Private placement, common stock and warrants issuance for cash		969,502			969,502
Derivative liability adjustment		(969,502)			(969,502)
Net loss and comprehensive income			(2,798,169)	(280,325)	(3,078,494)
Ending balance, value at Dec. 31, 2013		21,304,071	(18,663,755)	459,158	3,099,474
Ending balance, shares at Dec. 31, 2013	85,728,506
Stock compensation, non-employees		421,923			421,923
Reclassification of warrant derivative liability due to warrant exercise		110,049			110,049
Warrant exercise, shares	652,500
Warrant exercise, value		69,600			69,600
Private placement, common stock and warrants issuance for cash, shares	3,002,177
Private placement, common stock and warrants issuance for cash		301,600			301,600
Derivative liability adjustment		(301,600)			(301,600)
Net loss and comprehensive income			(283,101)	(266,839)	(549,940)
Ending balance, value at Dec. 31, 2014		$ 21,905,643	$ (18,945,856)	$ 192,319	$ 3,151,106
Ending balance, shares at Dec. 31, 2014	89,383,183